Financial Risks - Summary of Maturity Analysis - Insurance and Reinsurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	€ 422,841	€ 343,179
Insurance contracts - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	203,683	167,571
Insurance contracts - Without direct participation contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	185,290	144,237
Investment contracts with DPF - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	32,940	29,793
Reinsurance contracts held, in a liability position [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	928	1,578
Not later than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	22,814	19,605
Not later than 1 year [member] | Insurance contracts - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	10,086	8,737
Not later than 1 year [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	10,827	9,105
Not later than 1 year [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	1,880	1,717
Not later than 1 year [member] | Reinsurance contracts held, in a liability position [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	20	46
Later than one year and not later than two years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	22,307	18,618
Later than one year and not later than two years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	9,874	8,287
Later than one year and not later than two years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	10,448	8,651
Later than one year and not later than two years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	1,964	1,637
Later than one year and not later than two years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	21	43
Later than two years and not later than three years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	21,408	18,056
Later than two years and not later than three years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	9,554	8,186
Later than two years and not later than three years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	9,924	8,041
Later than two years and not later than three years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	1,911	1,788
Later than two years and not later than three years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	20	41
Later than three years and not later than four years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	19,818	17,136
Later than three years and not later than four years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	8,886	7,823
Later than three years and not later than four years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	9,223	7,541
Later than three years and not later than four years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	1,688	1,732
Later than three years and not later than four years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	20	39
Later than four years and not later than five years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	19,226	15,698
Later than four years and not later than five years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	8,689	7,187
Later than four years and not later than five years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	8,836	6,960
Later than four years and not later than five years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	1,681	1,511
Later than four years and not later than five years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	20	39
Later than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	317,268	254,067
Later than 5 years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	156,595	127,351
Later than 5 years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	136,030	103,939
Later than 5 years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	23,816	21,407
Later than 5 years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	€ 827	€ 1,370